Condensed Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
ASSETS
Cash and Cash Equivalents	¥ 1,168,945	¥ 1,032,810
Restricted Cash	134,675	152,497
Net investment in Leases	1,159,348	1,155,023
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2024 ¥129,959 million September 30, 2024 ¥130,873 million	3,826,463	3,958,814
Allowance for Credit Losses	(53,756)	(58,110)
Investment in Operating Leases	2,006,000	1,868,574
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2024 ¥35,696 million September 30, 2024 ¥42,409 million The amounts which are associated to available-for-sale debt securities are as follows: March 31, 2024 Amortized Cost ¥3,015,940 million Allowance for Credit Losses ¥(634) million September 30, 2024 Amortized Cost ¥3,029,912 million Allowance for Credit Losses ¥(540) million	3,185,088	3,263,079
Property under Facility Operations	696,139	689,573
Equity method investments	1,362,461	1,313,887
Trade Notes, Accounts and Other Receivable	354,546	401,368
Inventories	216,911	227,359
Office Facilities	245,046	248,458
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2024 ¥2,786 million September 30, 2024 ¥2,859 million	2,038,111	2,068,768
Total Assets	16,339,977	16,322,100
Liabilities:
Short-Term Debt	744,478	574,095
Deposits	2,295,120	2,245,835
Trade Notes, Accounts and Other Payable	297,336	362,504
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2024 ¥167,207 million September 30, 2024 ¥151,331 million	1,930,730	1,892,510
Current and Deferred Income Taxes	550,235	570,724
Long-Term Debt	5,494,639	5,626,376
Other Liabilities	1,046,026	1,025,446
Total Liabilities	12,358,564	12,297,490
Redeemable Noncontrolling Interests	2,506	2,645
Commitments and Contingent Liabilities
Equity:
Common Stock	221,111	221,111
Additional Paid-in Capital	233,955	233,457
Retained Earnings	3,378,114	3,259,730
Accumulated Other Comprehensive Income	234,098	357,148
Treasury Stock, at Cost	(165,081)	(129,980)
ORIX Corporation Shareholders' Equity	3,902,197	3,941,466
Noncontrolling Interests	76,710	80,499
Total Equity	3,978,907	4,021,965
Total Liabilities and Equity	16,339,977	16,322,100
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and Cash Equivalents	2,309	4,748
Net Investment in Leases (Net of Allowance for Credit Losses)	0	2,186
Installment Loans (Net of Allowance for Credit Losses)	66,403	186,889
Investment in Operating Leases	105,998	55,089
Property under Facility Operations	153,982	150,930
Equity method investments	49,939	50,168
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2024 ¥2,786 million September 30, 2024 ¥2,859 million	77,585	84,858
Total Assets	456,216	534,868
Liabilities:
Short-Term Debt	0	2,186
Trade Notes, Accounts and Other Payable	1,331	845
Long-Term Debt	260,523	339,143
Other Liabilities	25,611	27,694
Total Liabilities	¥ 287,465	¥ 369,868